Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Leases:

Leases: The Company adopted Accounting Standards Update 2016-02, Leases (or ASU 2016-02) and ASU No. 2018-11, Leases (ASC 842)—Targeted Improvements, on January 1, 2019. The Company has elected to use the optional transition approach to determine the cumulative effect adjustment on January 1, 2019. In connection with its adoption of ASC 842, the Company elected the package of practical expedients that allows companies not to reassess whether any expired or expiring contracts are or contain leases, lease classification for any expired or expiring leases and initial direct costs for any expired or expiring leases. Additionally, after assessing that the respective criteria are met, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

Following adoption, the Company is allowed to recognize cumulative effect adjustment to the opening balance of retained earnings in the period, rather than restate comparative prior year periods. Based on the Company’s analysis, there was no cumulative effect adjustment to the opening balance of retained earnings.

Also, the Company made an accounting policy election to keep leases with a term of 12 months or less off the balance sheet. Based on the elections performed, the adoption of ASC 842 – Leases, did not materially impact the Company’s consolidated financial statements, for arrangements where the Company acts as a lessor.

The Company recognized on its interim consolidated balance sheet on January 1, 2019, a right-of-use asset and a lease liability of $29.3 million, based on the present value of the remaining minimum lease payments and the discount rate used for calculating the cost of the operating leases is the incremental borrowing rate. Lease payments under operating leases are accounted as an expense on a straight-line basis over the term of the lease arrangement.

Time Charters and Bareboat Revenues

For time charters and bareboat arrangements, a contract exists, and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are determined in the charter agreement and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). The charterer has the right, upon delivery of the vessel, to control the use of the vessel as it has the enforceable right to: (i) decide the (re)delivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding the vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter. Thus, time and bareboat charter agreements are accounted for as operating leases, ratably on a straight line over the duration of the charter agreement and therefore fall under the scope of ASC 842. In addition, and upon adoption of ASC 842, the Company made an accounting policy election to not recognize contract fulfillment costs for time charters under ASC 340-40.

         The charterer may charter the vessel with or without the owner’s crew and other operating services (time and bareboat charter, respectively). Thus, the agreed day rates (hire rates) in the case of time charter agreements also include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company has elected to account for the lease and non-lease components of time charter agreements as a combined component in its financial statements, having taken into account that the non-lease component would be accounted for ratably on a straight-line basis over the duration of the time charter in accordance with ASC 606 and that the lease component is considered as the predominant component. In this respect, the Company qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements.

Profit sharing contracts are accounted for as variable consideration and included in the transaction price to the extent that variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and when there is no uncertainty associated with the variable consideration. Profit-sharing revenues are calculated at an agreed percentage of the excess of the charter’s average daily income over an agreed amount.

Revenue from time charter hire arrangements with an escalation clause is recognized on a straight-line basis over the charter term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed.

         Sale and Leaseback Transactions

The adoption of ASC 842 resulted in a change in the accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following:

a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

b) The right-of-use asset, which shall consist all of the following:

i) The amount of the initial measurement of the lease liability.

ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received.

iii) Any initial direct costs incurred by the lessee.

On December 21, 2017, the Company completed a sale-leaseback transaction relating to two of its suezmax tankers, Eurochampion 2004 and Euronike. Under this arrangement, the Company has transferred the underlying assets and leased back the vessels on a bareboat basis. Following adoption of ASC 842 and the package of practical expedients, the Company continues to account for the transaction as an operating lease (Note 4).

Accounting for transactions under common control:

Accounting for transactions under common control: Common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change in control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Derivative Financial Instruments:

Derivative Financial Instruments: On January 1, 2019, the Company adopted ASU No. 2017-12, Derivatives and Hedging (Topic 815). Targeted Improvements to Accounting for Hedging Activities (ASU No. 2017-12), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements, and ASU 2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the U.S. Treasury (UST) rate, the London interbank offered rate (“LIBOR”)  swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate. The amendments have been adopted on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption. The adoption of this new accounting guidance had no effect on the Company’s consolidated financial statements.